Annual Total Returns - Fidelity Managed Retirement Income Fund [BarChart] - 07.31 Fidelity Managed Retirement Funds K Combo PRO-03 - Fidelity Managed Retirement Income Fund - Fidelity Managed Retirement Income Fund
Sep. 29, 2020
Bar Chart Table:
Annual Return 2010	11.26%
Annual Return 2011	0.38%
Annual Return 2012	9.86%
Annual Return 2013	11.18%
Annual Return 2014	5.00%
Annual Return 2015	(0.27%)
Annual Return 2016	5.23%
Annual Return 2017	7.08%
Annual Return 2018	(1.80%)
Annual Return 2019	10.57%